Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of depreciation of property, plant and equipment
%
Machinery and equipment	15 - 33
Office furniture and equipment	6 - 33
Leasehold improvements	*
* Over the shorter term of the lease or the useful life of the asset
Schedule of effects of new standard on consolidated balance sheet
	Year ended December 31
	2022	2023	2024

Net earnings (loss) attributable to ordinary shares (US$ thousands)	18,306	(26,413)	(13,708)

Weighted average number of ordinary shares outstanding used in basic earnings (loss) per ordinary share calculation	6,696,671	6,699,813	6,019,661

Add of outstanding dilutive potential ordinary shares	99,748	-	-

Weighted average number of ordinary shares outstanding
used in diluted earnings (loss) per ordinary share calculation	6,796,419	6,699,813	6,019,661

Basic earnings (loss) per ordinary shares (US$)	2.733	(3.942)	(2.277)

Diluted earnings (loss) per ordinary shares (US$)	2.694	(3.942)	(2.277)

Weighted average number of shares related to options and RSUs excluded from the diluted earnings per share
calculation because of anti-dilutive effect	251,868	69,005	230,696